Nuveen Multi-Market Income Fund
Portfolio of Investments September 30, 2023
(Unaudited)
JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 138.6%  (99.2% of Total Investments)
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 97 .3% ( 69 .6 % of Total
Investments) X 56,289,347
$ 111 321 Henderson Receivables VI LLC, 2010 1A, 144A 9.310% 7/15/61 $ 113,527
500 (b) ACRE Commercial Mortgage Ltd, (TSFR1M reference rate +
2.714% spread), 2021 FL4, 144A
8.045% 12/18/37 462,800
500 Adams Outdoor Advertising LP, 2023 1, 144A 6.967% 7/15/53 491,579
500 (b) AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750% spread),
2022 19A, 144A
8.084% 7/21/35 501,012
400 (b) AIMCO CLO Series 2017-A, (TSFR3M reference rate + 1.762%
spread), 2017 AA, 144A
7.088% 4/20/34 390,206
34 Alternative Loan Trust 2003-J3, 2003 J3 5.250% 11/25/33 28,963
47 Alternative Loan Trust 2004-J2, 2004 J2 6.500% 3/25/34 46,381
1,602 American Homes 4 Rent 2015-SFR2 Trust, 2015 SFR2, 144A 0.000% 10/17/52 16
175 AMSR Trust, 2019 SFR1, 144A 3.247% 1/19/39 157,990
13 Bayview Financial Mortgage Pass-Through Trust 2006-C, 2006
C
6.352% 11/28/36 10,620
400 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.084% 2/15/51 342,090
1,150 Benchmark 2019-B9 Mortgage Trust, 2019 B9 3.751% 3/15/52 1,034,836
375 (b) BX Trust 2023-DELC, (TSFR1M reference rate + 3.339%
spread), 2023 DELC, 144A
8.671% 5/15/38 375,942
275 Carmax Auto Owner Trust 2019-4, 2019 4 2.800% 4/15/26 272,315
500 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 438,927
500 Carvana Auto Receivables Trust 2022-P3, 2022 P3 5.540% 11/10/28 477,384
250 Century Plaza Towers 2019-CPT, 2019 CPT, 144A 3.097% 11/13/39 148,377
899 CF Hippolyta Issuer LLC, 2020 1, 144A 2.600% 7/15/60 704,839
400 (b) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
1.862% spread), 2020 2A, 144A
7.188% 10/20/34 392,844
425 Citigroup Commercial Mortgage Trust, 2015 GC29 4.276% 4/10/48 386,968
150 Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23
4.578% 7/10/47 136,006
600 Citigroup Commercial Mortgage Trust 2016-P5, 2016 P5,
144A
3.000% 10/10/49 360,258
450 (b) Citigroup Commercial Mortgage Trust 2018-TBR, (TSFR1M
reference rate + 2.039% spread), 2018 TBR, 144A
7.372% 12/15/36 433,567
241 Citigroup Commercial Mortgage Trust 2019-GC41, 2019
GC41
3.502% 8/10/56 171,810
56 Citigroup Global Markets Mortgage Securities VII Inc, 2003 1,
144A
6.000% 9/25/33 35,555
500 COMM 2013-LC13 Mortgage Trust, 2013 LC13, 144A 5.387% 8/10/46 438,251
450 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4.667% 8/10/48 406,480
108 COMM Mortgage Trust, 2015 LC23 4.697% 10/10/48 96,640
540 COMM Mortgage Trust, 2015 CR26 4.614% 10/10/48 477,188
775 COMM Mortgage Trust, 2015 CR22 4.203% 3/10/48 684,503
35 Commonbond Student Loan Trust 2017-B-GS, 2017 BGS,
144A
4.440% 9/25/42 28,460
200 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate
+ 3.750% spread), 2023 R01, 144A
9.065% 12/25/42 210,262
145 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate
+ 3.500% spread), 2022 R03, 144A
8.815% 3/25/42 149,296
400 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate
+ 3.100% spread), 2022 R04, 144A
8.415% 3/25/42 406,589
560 (b) Connecticut Avenue Securities Trust, (SOFR30A reference rate
+ 6.250% spread), 2022 R03, 144A
6.349% 3/25/42 616,923
500 (b) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 1.900% spread), 2022 R01, 144A
7.215% 12/25/41 491,512
499 (b) Credit Suisse Mortgage Capital Certificates 2019-ICE4,
(TSFR1M reference rate + 1.647% spread), 2019 ICE4, 144A
6.980% 5/15/36 495,646
250 CSMC 2014-USA OA LLC, 2014 USA, 144A 4.373% 9/15/37 134,334
90 CSMC Mortgage-Backed Trust 2006-7, 2006 7 6.000% 8/25/36 35,442

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 295 DB Master Finance LLC, 2021 1A, 144A 2.493% 11/20/51 $ 245,902
1,134 DB Master Finance LLC, 2017 1A, 144A 4.030% 11/20/47 1,030,051
146 Domino's Pizza Master Issuer LLC, 2017 1A, 144A 4.118% 7/25/47 135,511
1,119 Domino's Pizza Master Issuer LLC, 2015 1A, 144A 4.474% 10/25/45 1,073,514
1,409 DRIVEN BRANDS FUNDING LLC, 2019 1A, 144A 4.641% 4/20/49 1,327,215
400 (b) Dryden 49 Senior Loan Fund, (TSFR3M reference rate +
1.862% spread), 2017 49A, 144A
7.172% 7/18/30 398,525
750 (b) Fannie Mae Connecticut Avenue Securities, (SOFR30A
reference rate + 2.000% spread), 2021 R02, 144A
2.050% 11/25/41 738,990
9 (c) Fannie Mae Pool, FN 878059 5.500% 3/01/36 8,945
402 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 388,294
11 (c) Fannie Mae Pool, FN 882685 6.000% 6/01/36 10,987
23 (c) Fannie Mae Pool, FN 995018 5.500% 6/01/38 22,741
35 (c) Fannie Mae Pool, FN 766070 5.500% 2/01/34 33,593
6 (c) Fannie Mae Pool, FN 709700 5.500% 6/01/33 5,949
301 (c) Fannie Mae Pool, FN AW4182 3.500% 2/01/44 266,301
203 (c) Fannie Mae Pool, FN BM5839 3.500% 11/01/47 179,357
12 (c) Fannie Mae Pool, FN 828346 5.000% 7/01/35 11,437
31 (c) Fannie Mae Pool, FN 745324 6.000% 3/01/34 30,338
2,941 (c) Fannie Mae Pool, FN CB3234 3.000% 4/01/52 2,442,002
547 (c) Fannie Mae Pool, FN MA4733 4.500% 9/01/52 502,474
2,011 (c) Fannie Mae Pool, FN MA4438, 2021 1 2.500% 10/01/51 1,601,979
605 (c) Fannie Mae Pool, FN MA4783 4.000% 10/01/52 539,177
464 (c) Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 413,312
517 (c) Fannie Mae Pool, FN MA3305 3.500% 3/01/48 453,086
722 (c) Fannie Mae Pool, FN BM5126 3.500% 1/01/48 635,413
47 Fannie Mae REMIC Trust 2002-W1, 2002 W1 4.711% 2/25/42 44,913
254 Fannie Mae REMIC Trust 2003-W1, 2003 W1 2.512% 12/25/42 127,532
613 (c) Freddie Mac Gold Pool, FG Q40841 3.000% 6/01/46 519,122
672 (c) Freddie Mac Gold Pool, FG G60138 3.500% 8/01/45 593,800
411 (c) Freddie Mac Gold Pool, FG Q40718 3.500% 5/01/46 360,853
281 (c) Freddie Mac Gold Pool, FG G08566 3.500% 1/01/44 248,489
407 (c) Freddie Mac Gold Pool, FG G18497 3.000% 1/01/29 386,587
987 (c) Freddie Mac Gold Pool, FG G08528 3.000% 4/01/43 845,094
7 (c) Freddie Mac Gold Pool, FG C00676 6.500% 11/01/28 6,671
403 (c) Freddie Mac Pool, FR RA7402 3.500% 5/01/52 346,707
1,761 (c) Freddie Mac Pool, FR RA6766 2.500% 2/01/52 1,411,951
500 (b) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
2.500% spread), 2022 DNA1, 144A
7.815% 1/25/42 489,911
410 (b) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
2.900% spread), 2022 DNA3, 144A
8.215% 4/25/42 419,688
750 (b) Freddie Mac STACR REMIC Trust, (SOFR30A reference rate +
2.400% spread), 2022 DNA2, 144A
7.715% 2/25/42 755,233
275 (b) Freddie Mac STACR REMIC Trust 2021-HQA1, (SOFR30A
reference rate + 2.250% spread), 2021 HQA1, 144A
7.565% 8/25/33 274,220
750 (b) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A
reference rate + 3.350% spread), 2022 DNA4, 144A
8.665% 5/25/42 779,015
500 FREMF 2017-K724 Mortgage Trust, 2017 K724, 144A 3.583% 12/25/49 496,300
500 Frontier Issuer LLC, 2023 1, 144A 6.600% 8/20/53 477,069
37 (c) Ginnie Mae I Pool, GN 631574 6.000% 7/15/34 38,046
69 (c) Ginnie Mae I Pool, GN 604567 5.500% 8/15/33 67,481
642 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.197% spread), 2018 TWR, 144A
6.530% 7/15/31 541,366
185 GS Mortgage Securities Trust 2013-GC16, 2013 GC16 5.161% 11/10/46 183,409
25 GS Mortgage Securities Trust 2013-GCJ14, 2013 GC14, 144A 4.399% 8/10/46 23,712
45 GSMPS Mortgage Loan Trust 2001-2, 2001 2, 144A 7.500% 6/19/32 41,184
318 GSMPS Mortgage Loan Trust 2003-3, 2003 3, 144A 7.000% 6/25/43 312,076
249 GSMPS Mortgage Loan Trust 2005-RP1, 2005 RP1, 144A 8.500% 1/25/35 245,004
353 GSMPS Mortgage Loan Trust 2005-RP2, 2005 RP2, 144A 7.500% 3/25/35 334,432
322 GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3, 144A 7.500% 9/25/35 311,455
205 GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3, 144A 8.000% 9/25/35 195,038

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 486 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 $ 409,099
600 Hertz Vehicle Financing III LP, 2021 2A, 144A 1.680% 12/27/27 526,366
500 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY, 144A 3.041% 12/10/41 382,540
109 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 95,626
381 J.G. Wentworth XXXVII LLC, 2016 1A, 144A 5.190% 6/17/69 330,610
430 J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, 2018 AON, 144A
4.767% 7/05/31 247,781
636 JGWPT XXV LLC, 2012 1A, 144A 7.140% 2/15/67 613,948
263 JGWPT XXVI LLC, 2012 2A, 144A 6.770% 10/17/61 249,233
189 JP Morgan Alternative Loan Trust 2006-S1, 2006 S1 6.500% 3/25/36 104,604
500 JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP4, 2016 JP4, 144A
3.516% 12/15/49 326,190
368 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.343% 5/05/32 351,947
500 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN, 144A
3.620% 1/16/37 411,285
697 JPMDB Commercial Mortgage Securities Trust 2016-C4, 2016
C4
3.187% 12/15/49 482,512
500 JPMDB Commercial Mortgage Securities Trust 2017-C7, 2017
C7, 144A
3.000% 10/15/50 247,237
400 Manhattan West 2020-1MW Mortgage Trust, 2020 1MW, 144A 2.413% 9/10/39 324,397
206 MASTR Alternative Loan Trust 2004-1, 2004 1 7.000% 1/25/34 195,511
140 MASTR Alternative Loan Trust 2004-5, 2004 5 7.000% 6/25/34 136,409
102 MASTR Asset Securitization Trust 2003-11, 2003 11 5.250% 12/25/33 96,845
268 Mid-State Capital Corp 2005-1 Trust, 2005 1 5.745% 1/15/40 261,779
94 Mid-State Trust XI, 2003 11 5.598% 7/15/38 91,723
530 Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14,
2014 C14
5.032% 2/15/47 525,029
250 Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20,
2015 C20
4.603% 2/15/48 224,454
500 Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28,
2016 C28
4.756% 1/15/49 407,905
33 Morgan Stanley Mortgage Loan Trust 2006-2, 2006 2 5.750% 2/25/36 28,883
500 MSCG Trust, 2015 ALDR, 144A 3.577% 6/07/35 424,554
334 MVW 2022-1 LLC, 2022 1A, 144A 4.150% 11/21/39 317,747
98 MVW Owner Trust 2017-1, 2017 1A, 144A 2.420% 12/20/34 95,533
1,000 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.162% 7/15/36 766,461
400 (b) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M
reference rate + 1.812% spread), 2019 31A, 144A
7.138% 4/20/31 396,610
500 (b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 1.800% spread), 2022 48A, 144A
7.151% 4/25/36 489,937
502 New Residential Mortgage Loan Trust, 2015 2A, 144A 5.364% 8/25/55 471,373
267 New Residential Mortgage Loan Trust 2014-1, 2014 1A, 144A 6.004% 1/25/54 254,986
475 Planet Fitness Master Issuer LLC, 2018 1A, 144A 4.666% 9/05/48 455,296
236 Planet Fitness Master Issuer LLC, 2022 1A, 144A 3.251% 12/05/51 211,383
1,250 (b) PNMAC GMSR ISSUER TRUST, (1-Month LIBOR reference rate
+ 3.850% spread), 2018 GT1, 144A
9.284% 2/25/25 1,252,022
1,250 (b) PNMAC GMSR ISSUER TRUST, (1-Month LIBOR reference rate
+ 2.650% spread), 2018 GT2, 144A
8.084% 8/25/25 1,251,169
485 RBS Commercial Funding Inc 2013-SMV Trust, 2013 SMV,
144A
3.704% 3/11/31 421,733
489 SERVPRO Master Issuer LLC, 2021 1A, 144A 2.394% 4/25/51 403,444
269 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 252,911
165 Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A,
144A
3.510% 7/20/37 156,334
44 Sierra Timeshare Receivables Funding LLC, 2019 3A, 144A 4.180% 8/20/36 41,676
135 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 97,487
373 Sonic Capital LLC, 2020 1A, 144A 3.845% 1/20/50 337,632
350 Stack Infrastructure Issuer LLC, 2020 1A, 144A 1.893% 8/25/45 317,709
226 Start II LTD, 2019 1, 144A 5.095% 3/15/44 178,186

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 64 Structured Receivables Finance 2010-A LLC, 2010 A, 144A 5.218% 1/16/46 $ 62,384
586 Taco Bell Funding LLC, 2016 1A, 144A 4.970% 5/25/46 564,710
648 Taco Bell Funding LLC, 2021 1A, 144A 2.294% 8/25/51 529,679
295 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 254,861
250 VB-S1 Issuer LLC - VBTEL, 2022 1A, 144A 4.288% 2/15/52 217,750
250 VNDO Trust 2016-350P, 2016 350P, 144A 4.033% 1/10/35 225,154
8 Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust
5.721% 8/25/38 7,474
195 Wells Fargo Commercial Mortgage Trust 2016-C33, 2016 C33 3.896% 3/15/59 161,360
500 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017 C38 3.903% 7/15/50 409,731
567 Wendy's Funding LLC, 2021 1A, 144A 2.370% 6/15/51 465,498
451 Wendy's Funding LLC, 2019 1A, 144A 3.783% 6/15/49 418,016
391 Wendy's Funding LLC, 2018 1A, 144A 3.884% 3/15/48 350,198
985 Wingstop Funding LLC, 2020 1A, 144A 2.841% 12/05/50 852,206
176 Zaxby's Funding LLC, 2021 1A, 144A 3.238% 7/30/51 146,441
Total Asset-Backed and Mortgage-Backed Securities
(cost $62,877,576) 56,289,347
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 36 .7% ( 26 .3 % of Total Investments) X 21,242,935
Automobiles & Components - 1.4%
$ 50 Dana Inc 4.250% 9/01/30 $ 40,130
175 (c) Ford Motor Co 3.250% 2/12/32 134,866
200 (c) Ford Motor Credit Co LLC 6.950% 3/06/26 199,670
400 (c) General Motors Financial Co Inc 3.600% 6/21/30 334,779
100 (c) Goodyear Tire & Rubber Co/The 5.250% 4/30/31 84,255
Total Automobiles & Components 793,700
Banks - 4.8%
400 Banco Santander SA 2.749% 12/03/30 298,060
775 (c) Bank of America Corp 1.898% 7/23/31 588,889
60 Citigroup Inc 6.174% 5/25/34 57,338
200 Intesa Sanpaolo SpA, 144A 6.625% 6/20/33 187,946
400 (c) JPMorgan Chase & Co 2.580% 4/22/32 315,530
300 JPMorgan Chase & Co 3.650% 9/01/72 261,851
295 M&T Bank Corp 3.500% 3/01/72 207,456
250 (b) PNC Financial Services Group Inc/The (TSFR3M reference rate
+ 3.940% spread)
3.804% 2/01/72 250,245
300 Truist Financial Corp 4.800% 3/01/72 257,168
400 Wells Fargo & Co 3.900% 3/15/72 349,339
Total Banks 2,773,822
Capital Goods - 2.3%
455 (c) Albion Financing 2SARL, 144A 8.750% 4/15/27 422,013
350 (c) Boeing Co/The 3.250% 2/01/28 315,624
200 (c) Boeing Co/The 3.625% 2/01/31 172,758
65 Chart Industries Inc, 144A 9.500% 1/01/31 69,082
60 Chart Industries Inc, 144A 7.500% 1/01/30 60,329
100 H&E Equipment Services Inc, 144A 3.875% 12/15/28 85,389
50 WESCO Distribution Inc, 144A 7.250% 6/15/28 50,243
135 (c) Windsor Holdings III LLC, 144A 8.500% 6/15/30 133,177
Total Capital Goods 1,308,615

Principal
Amount (000)   Description (a) Coupon Maturity Value
Commercial & Professional Services - 0.9%
$ 100 (c) GFL Environmental Inc, 144A 4.250% 6/01/25 $ 96,100
150 (c) MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 127,387
200 (c) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 194,034
100 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 92,617
Total Commercial & Professional Services 510,138
Consumer Discretionary Distribution & Retail - 1.8%
365 (c) Asbury Automotive Group Inc, 144A 4.625% 11/15/29 313,491
325 (c) Asbury Automotive Group Inc, 144A 5.000% 2/15/32 269,275
50 Bath & Body Works Inc, 144A 6.625% 10/01/30 46,876
75 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 63,766
500 Michaels Cos Inc/The, 144A 7.875% 5/01/29 326,423
50 Michaels Cos Inc/The, 144A 5.250% 5/01/28 39,905
Total Consumer Discretionary Distribution & Retail 1,059,736
Consumer Services - 0.1%
55 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 46,084
Total Consumer Services 46,084
Energy - 3.8%
250 (c) Archrock Partners LP / Archrock Partners Finance Corp, 144A 6.875% 4/01/27 241,835
90 Civitas Resources Inc, 144A 8.375% 7/01/28 91,575
55 Civitas Resources Inc, 144A 8.750% 7/01/31 56,181
35 DT Midstream Inc, 144A 4.125% 6/15/29 30,276
30 DT Midstream Inc, 144A 4.375% 6/15/31 25,227
100 (c) EnLink Midstream LLC 5.375% 6/01/29 92,500
250 EQM Midstream Partners LP 6.500% 7/15/48 219,852
200 (c) Genesis Energy LP / Genesis Energy Finance Corp 6.250% 5/15/26 191,719
200 (c) MEG Energy Corp, 144A 5.875% 2/01/29 186,775
400 (c) MPLX LP 4.800% 2/15/29 379,505
125 (c) Parkland Corp, 144A 4.500% 10/01/29 107,041
315 (c) Parkland Corp/Canada, 144A 4.625% 5/01/30 268,531
200 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 4/01/26 195,909
110 (c) Venture Global LNG Inc, 144A 8.125% 6/01/28 108,916
Total Energy 2,195,842
Equity Real Estate Investment Trusts (Reits) - 3.4%
650 (c) Brixmor Operating Partnership LP 4.050% 7/01/30 567,452
200 (c) Essential Properties LP 2.950% 7/15/31 145,807
500 (c) GLP Capital LP / GLP Financing II Inc 4.000% 1/15/30 424,027
250 (c) Iron Mountain Inc, 144A 5.250% 3/15/28 231,119
75 Iron Mountain Inc, 144A 4.500% 2/15/31 61,685
100 (c) Kite Realty Group Trust 4.750% 9/15/30 89,035
325 (c) MPT Operating Partnership LP / MPT Finance Corp 3.500% 3/15/31 202,953
250 (c) SITE Centers Corp 4.250% 2/01/26 234,060
Total Equity Real Estate Investment Trusts (Reits) 1,956,138
Financial Services - 2.3%
300 American Express Co 3.550% 9/15/72 238,197
300 Bank of New York Mellon Corp/The 4.700% 9/20/72 288,768
250 (c) Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 218,572
300 (c) Goldman Sachs Group Inc/The 1.992% 1/27/32 224,887
250 (c) Navient Corp 6.125% 3/25/24 248,664
170 (c) OneMain Finance Corp 3.500% 1/15/27 145,562
Total Financial Services 1,364,650

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JMM
Principal
Amount (000)   Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 1.0%
$ 400 (c) BAT Capital Corp 2.726% 3/25/31 $ 308,655
250 (c) Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 220,495
75 Primo Water Holdings Inc, 144A 4.375% 4/30/29 64,125
Total Food, Beverage & Tobacco 593,275
Health Care Equipment & Services - 0.7%
50 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 42,886
100 (c) DaVita Inc, 144A 4.625% 6/01/30 82,112
300 (c) Tenet Healthcare Corp 4.375% 1/15/30 258,037
Total Health Care Equipment & Services 383,035
Household & Personal Products - 0.1%
50 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 45,556
Total Household & Personal Products 45,556
Insurance - 0.6%
25 AmWINS Group Inc, 144A 4.875% 6/30/29 21,906
300 (b) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate +
3.500% spread), 144A
8.935% 1/05/27 306,660
Total Insurance 328,566
Materials - 2.6%
200 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
3.250% 9/01/28 166,758
250 (c) Constellium SE, 144A 3.750% 4/15/29 209,479
240 (c) EverArc Escrow Sarl, 144A 5.000% 10/30/29 192,343
375 (c) NOVA Chemicals Corp, 144A 5.000% 5/01/25 353,269
60 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 58,650
500 (c) SunCoke Energy Inc, 144A 4.875% 6/30/29 424,862
120 (c) Tronox Inc, 144A 4.625% 3/15/29 96,841
Total Materials 1,502,202
Media & Entertainment - 2.2%
50 Arches Buyer Inc, 144A 4.250% 6/01/28 42,630
42 Cinemark USA Inc, 144A 8.750% 5/01/25 42,261
200 (c) CSC Holdings LLC, 144A 11.250% 5/15/28 199,217
50 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 44,209
325 (c) Gray Television Inc, 144A 4.750% 10/15/30 215,303
200 (c) LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 160,879
135 (c) Sirius XM Radio Inc, 144A 4.000% 7/15/28 115,232
30 Sirius XM Radio Inc, 144A 3.125% 9/01/26 26,738
75 Univision Communications Inc, 144A 4.500% 5/01/29 61,068
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 157,111
235 (c) Warnermedia Holdings Inc 4.279% 3/15/32 199,472
Total Media & Entertainment 1,264,120
Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
340 (c) Avantor Funding Inc, 144A 3.875% 11/01/29 290,588
75 Avantor Funding Inc, 144A 4.625% 7/15/28 68,376
200 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 160,271
220 (c) Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28 216,039
Total Pharmaceuticals, Biotechnology & Life Sciences 735,274
Real Estate Management & Development - 0.5%
325 (c) Kennedy-Wilson Inc 5.000% 3/01/31 237,083
75 Kennedy-Wilson Inc 4.750% 3/01/29 57,563
Total Real Estate Management & Development 294,646

Principal
Amount (000)   Description (a) Coupon Maturity Value
Semiconductors & Semiconductor Equipment - 0.4%
$ 300 (c) Broadcom Inc, 144A 2.450% 2/15/31 $ 234,481
Total Semiconductors & Semiconductor Equipment 234,481
Software & Services - 1.5%
500 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 422,340
250 CA Magnum Holdings, 144A 5.375% 10/31/26 221,277
285 (c) Open Text Corp, 144A 3.875% 12/01/29 234,275
Total Software & Services 877,892
Technology Hardware & Equipment - 0.8%
200 (c) Imola Merger Corp, 144A 4.750% 5/15/29 175,280
400 (c) T-Mobile USA Inc 2.250% 11/15/31 304,813
Total Technology Hardware & Equipment 480,093
Telecommunication Services - 1.4%
600 (c) AT&T Inc 2.750% 6/01/31 480,001
200 Iliad Holding SASU, 144A 6.500% 10/15/26 187,903
200 (c) Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 161,575
Total Telecommunication Services 829,479
Transportation - 0.1%
100 (c) Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 89,277
Total Transportation 89,277
Utilities - 2.7%
100 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 89,933
75 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 70,297
300 (c) Georgia Power Co 4.650% 5/16/28 289,420
200 (c) Suburban Propane Partners LP/Suburban Energy Finance
Corp
5.875% 3/01/27 191,000
475 (c) Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 412,780
190 (c) Talen Energy Supply LLC, 144A 8.625% 6/01/30 194,769
350 (c) Virginia Electric and Power Co 5.000% 4/01/33 328,115
Total Utilities 1,576,314
Total Corporate Bonds
(cost $25,000,779) 21,242,935
Principal
Amount (000) Description (a) ,(d) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2 .0% ( 1 .4 % of Total Investments) X 1,171,979
Banks - 1.7%
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (e) $ 198,450
200 Banco Santander SA 4.750% N/A (e) 148,372
200 Lloyds Banking Group PLC 7.500% N/A (e) 186,855
200 Societe Generale SA, 144A 8.000% N/A (e) 195,289
250 UniCredit SpA , Reg S 8.000% N/A (e) 245,937
Total Banks 974,903
Financial Services - 0.3%
200 UBS Group AG, 144A 7.000% N/A (e) 197,076
Total Financial Services 197,076
Total Contingent Capital Securities
(cost $1,283,197) 1,171,979

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 1 .5% ( 1 .1 % of Total Investments) X 880,553
Bahrain - 0.4%
$ 250 Bahrain Government International Bond , 144A 7.000% 10/12/28 $ 253,084
Total Bahrain 253,084
Egypt - 0.6%
400 Egypt Government International Bond , 144A 5.875% 6/11/25 324,772
Total Egypt 324,772
El Salvador - 0.1%
100 El Salvador Government International Bond ,
144A
5.875% 1/30/25 90,510
Total El Salvador 90,510
Turkey - 0.4%
250 Turkey Government International Bond 5.950% 1/15/31 212,187
Total Turkey 212,187
Total Sovereign Debt
(cost $1,008,821) 880,553
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 1 .1% ( 0 .8 % of Total
Investments) (f) X 635,638
Capital Goods - 0.4%
$ 244 Core & Main LP, Term Loan B 7.804% SOFR30A +
SOFR90A
2.500% 6/10/28 $ 244,703
Total Capital Goods 244,703
Insurance - 0.4%
196 Alliant Holdings Intermediate, LLC,
Term Loan B4
8.931% 1-Month LIBOR 3.500% 11/06/27 195,826
Total Insurance 195,826

Investments in Derivatives
kya
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Materials - 0.3%
$ 196 INEOS Styrolution US Holding LLC,
Term Loan B
8.181% SOFR30A 2.750% 1/29/26 $ 195,109
Total Materials 195,109
Total Variable Rate Senior Loan Interests
(cost $635,212) 635,638
Total Long-Term Investments
(cost $90,805,585) 80,220,452
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.2% (0.8% of Total Investments)
X –
REPURCHASE AGREEMENTS - 1 .2% ( 0 .8 % of Total Investments) X 680,000
$ 680 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $680,000,
collateralized by $870,700 U.S. Treasury Bonds, 3.375%, due
11/15/48, value $693,657
1.600% 10/02/23 $ 680,000
Total Repurchase Agreements
(cost $680,000) 680,000
Total Short-Term Investments
(cost $680,000) 680,000
Total Investments (cost $ 91,485,585 ) - 139 .8% 80,900,452
Reverse Repurchase Agreements, including accrued interest - (41.5)%(h) (24,044,238)
Other Assets & Liabilities, Net -  1.7% 1,025,811
Net Assets Applicable to Common Shares - 100% $ 57,882,025
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond 49 12/23 $ 6,268,795 $ 5,815,688 $ (453,107)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (i)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 17,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 914,768 $ 914,768

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JMM
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed
Securities $ – $ 56,289,347 $ – $ 56,289,347
Corporate Bonds – 21,242,935 – 21,242,935
Contingent Capital Securities – 1,171,979 – 1,171,979
Sovereign Debt – 880,553 – 880,553
Variable Rate Senior Loan Interests – 635,638 – 635,638
Short-Term Investments:
Repurchase Agreements – 680,000 – 680,000
Investments in Derivatives:
Futures Contracts* (453,107) – – (453,107)
Interest Rate Swaps* – 914,768 – 914,768
Total
$ (453,107) $ 81,815,220 $ – $ 81,362,113
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $26,643,716 have been pledged as collateral for reverse repurchase agreements.
(d) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(e) Perpetual security. Maturity date is not applicable.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(h) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 29.7%.
(i) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month